Government Grants - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred Revenue Disclosure [Abstract]
Amortization of government grants	$ 44	$ 44	$ (53)
Restricted retained earnings	$ 1,200